Other disclosures (Details 3) - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Asset [Member]
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil	R$ 14,780,432	R$ 22,500,450
Financial assets/liabilities measured at fair value through profit or loss held for trading	9,671,662	14,413,853
Financial assets/liabilities measured at amortized cost	93,642,915	105,973,276
Total	118,095,009	142,887,579
Liabilities [Member]
IfrsStatementLineItems [Line Items]
Cash and reserves at the Central Bank of Brazil
Financial assets/liabilities measured at fair value through profit or loss held for trading	7,981,591	12,658,267
Financial assets/liabilities measured at amortized cost	157,559,409	174,910,624
Total	R$ 165,541,000	R$ 187,568,891